Derivatives and Hedging: (Details) - Hman Group holdings Inc and subsidiaries $ in Thousands, $ in Thousands					3 Months Ended		12 Months Ended
	Nov. 08, 2018 USD ($)	Jan. 18, 2018	Jan. 08, 2018 USD ($)	Sep. 03, 2014 USD ($) item	Mar. 27, 2021 USD ($) DerivativeInstrument	Mar. 28, 2020 USD ($)	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 26, 2020 CAD ($) item	Dec. 26, 2020 USD ($) item	Dec. 28, 2019 CAD ($)	Dec. 28, 2019 USD ($)
Derivative Instruments and Hedging Activities DisclosuresDerivative Instruments and Hedging Activities Disclosures
Gain (loss) on change in fair value of derivatives					$ 673	$ (2,250)	$ (601)	$ (2,608)	$ (607)
Number of derivative instruments held for trading purposes					0					0	0
2014 Swaps
Derivative Instruments and Hedging Activities DisclosuresDerivative Instruments and Hedging Activities Disclosures
Number of agreements entered into by the entity | item				2
Term of the derivative				3 years
Fixed interest rate (as a percent)				2.20%
Applicable interest rate margin (as a percent)				3.50%
Effective interest rate (as a percent)				5.70%
2014 Swap 1
Derivative Instruments and Hedging Activities DisclosuresDerivative Instruments and Hedging Activities Disclosures
Notional amount				$ 90,000
2014 Swap 2
Derivative Instruments and Hedging Activities DisclosuresDerivative Instruments and Hedging Activities Disclosures
Notional amount				$ 40,000
2018 Swaps
Derivative Instruments and Hedging Activities DisclosuresDerivative Instruments and Hedging Activities Disclosures
Fair value of derivatives reported in other non-current liabilities											$ 709		$ 3,592
Gain (loss) on change in fair value of derivatives							673	601	$ 2,608
2018 Swap 1
Derivative Instruments and Hedging Activities DisclosuresDerivative Instruments and Hedging Activities Disclosures
Term of the derivative		3 years	3 years
Notional amount			$ 90,000
Fixed interest rate (as a percent)			2.30%
Applicable interest rate margin (as a percent)			4.00%
Effective interest rate (as a percent)			6.30%
Fair value of derivatives reported in other current assets											709
Fair value of derivatives reported in other current liabilities					$ 415
2018 Swap 2
Derivative Instruments and Hedging Activities DisclosuresDerivative Instruments and Hedging Activities Disclosures
Term of the derivative	3 years
Notional amount	$ 60,000
Fixed interest rate (as a percent)	3.10%
Applicable interest rate margin (as a percent)	4.00%
Effective interest rate (as a percent)	7.10%
Fair value of derivatives reported in other non-current liabilities					$ 3,105						3,484
Fair value of derivatives reported in other current liabilities											3,484
Foreign exchange forward contracts
Derivative Instruments and Hedging Activities DisclosuresDerivative Instruments and Hedging Activities Disclosures
Notional amount										$ 9,652		$ 1,326
Fair value of derivatives reported in other current liabilities											$ 12		$ 12
Gain (loss) on change in fair value of derivatives							$ 557	$ 50